Inventories (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Inventory Disclosure [Abstract]
Provision of inventory obsolescence	$ (3,000)	$ 400,000	$ 31,000	$ 400,000	$ 400,000